Borrowing And Financing - Schedule of Non current Liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 31,641,855	R$ 30,390,692
Incurred debt issuance cost	(13,911)	(12,126)
Debt discount	(13,401,195)	(13,928,660)
Borrowings	18,226,749	16,449,906
Current	326,388	672,894
Non-current	17,900,361	15,777,012
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 6,725,591	6,353,322
Principal Maturity	Aug 2023 to Feb 2035
Terms Of Interest Payment	Semiannual
BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 3,947,137	3,616,074
Principal Maturity	Mar 2024 to Feb 2033
Terms Of Interest Payment	Monthly
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,071,209	1,905,786
Principal Maturity	Jan 2020 to Feb 2035
Terms Of Interest Payment	Monthly and semiannual
Default payment | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 207,035	207,035
Principal Maturity	Feb 2038 to Feb 2042
Terms Of Interest Payment	Single installment
Default payment | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 4,239,168	4,125,317
Principal Maturity	Feb 2038 to Feb 2042
Senior notes | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 6,980,817	7,068,263
Principal Maturity	Jul 2025
Terms Of Interest Payment	Semiannual
Public debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 7,110,737	6,788,519
Incurred debt issuance cost	R$ (605)	(645)
Principal Maturity	Aug 2023 to Feb 2035
Terms Of Interest Payment	Semiannual
Foreign currency multilateral financing
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 360,161	R$ 326,376
Principal Maturity	Aug 2024 to Feb 2030
Terms Of Interest Payment	Semiannual